SEGMENTED INFORMATION - Capital Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capital Expenditure
Capital expenditures	$ 759,342	$ 882,664
Operating segment | Northern Business
Capital Expenditure
Capital expenditures	695,889	819,295
Operating segment | LaRonde mine
Capital Expenditure
Capital expenditures	109,262	81,831
Operating segment | LaRonde Zone 5 mine
Capital Expenditure
Capital expenditures	9,823	8,441
Operating segment | Goldex mine
Capital Expenditure
Capital expenditures	36,753	41,356
Operating segment | Meadowbank mine
Capital Expenditure
Capital expenditures	162,339	267,319
Operating segment | Meliadine mine
Capital Expenditure
Capital expenditures	125,955	165,389
Operating segment | Canadian Malartic joint operation
Capital Expenditure
Capital expenditures	52,642	83,051
Operating segment | Kittila mine
Capital Expenditure
Capital expenditures	199,115	171,908
Operating segment | Southern Business
Capital Expenditure
Capital expenditures	46,108	53,302
Operating segment | Pinos Altos mine
Capital Expenditure
Capital expenditures	24,482	39,421
Operating segment | La India mine
Capital Expenditure
Capital expenditures	21,626	13,881
Corporate and others
Capital Expenditure
Capital expenditures	$ 17,345	$ 10,067